Borrowings and debentures (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 53,232	R$ 42,236
Current liabilities	2,278	2,029
Non-current liabilities	50,954	40,207
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 49,052	37,164
Foreign Currency [Member] | Bond [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	Note 15
Total	R$ 43,921	31,980
Foreign Currency [Member] | Loans Indexed To S O F R [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	1.67
Total	R$ 5,261	5,604
Borrowings maturity	Jan/2025 to Feb/2031
Foreign Currency [Member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	5.65
Total	R$ 384	58
Borrowings maturity	Jan/2025 to Aug/2028
Foreign Currency [Member] | Transactions Costs [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ (514)	(478)
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 4,180	5,072
Local Currency [Member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	6.72
Total	R$ 8	19
Borrowings maturity	Jan/2025 to May/2026
Local Currency [Member] | Transactions Costs [Member]
IfrsStatementLineItems [Line Items]
Borrowings	R$ (21)	(28)
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	Note 15
Total	R$ 3,075	3,910
Local Currency [Member] | Loans Indexed To I P C A [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	6.04
Total	R$ 291	341
Borrowings maturity	Jan/2025 to Jan/2031
Local Currency [Member] | Loans Indexed To C D I [Member]
IfrsStatementLineItems [Line Items]
Description of borrowing interest rate	1.48
Total	R$ 827	R$ 830
Borrowings maturity	Jan/2025 to Jul/2027